Subsequent Events (Details Narrative) - Globallink Investment Inc [Member] - USD ($)	Oct. 03, 2024	May 04, 2024	Apr. 09, 2024	Apr. 04, 2024	Dec. 09, 2023	Mar. 23, 2023	Mar. 23, 2023	Mar. 03, 2023	Mar. 03, 2023	Mar. 07, 2025	Mar. 06, 2025	Feb. 05, 2025	Jan. 04, 2025	Dec. 31, 2024	Nov. 07, 2024	Sep. 30, 2024	Mar. 31, 2024	Nov. 28, 2023	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023
Subsequent Event [Line Items]
Trust account														$ 3,270,000				$ 27,730,000	$ 130,000	$ 130,000	$ 130,000
Payments to Acquire Investments					$ 1,170,000
Promissory Note 2 [member]
Subsequent Event [Line Items]
Extension fees payment						$ 250,000	$ 250,000
Promissory note bears interest percentage						6.00%	6.00%
Borrowings available for withdrawal														250,000		$ 250,000	$ 250,000
Promissory Note 1 [member]
Subsequent Event [Line Items]
Extension fees payment								$ 390,000	$ 390,000
Promissory note bears interest percentage								6.00%	6.00%
Borrowings available for withdrawal														$ 390,000		$ 390,000	$ 390,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Trust account	$ 60,000														$ 60,000
Payments to Acquire Investments		$ 60,000	$ 60,000
Notes Payable										$ 2,000,000	$ 2,000,000
Debt Instrument, Convertible, Conversion Price										$ 10.00	$ 10.00
Subsequent Event [Member] | Three Tranches [Member]
Subsequent Event [Line Items]
Trust account											$ 180,000	$ 180,000	$ 180,000
Deposits											$ 60,000	$ 60,000	$ 60,000
Subsequent Event [Member] | Promissory Note 2 [member]
Subsequent Event [Line Items]
Extension fees payment	$ 300,000
Promissory note bears interest percentage	6.00%
Borrowings available for withdrawal	$ 300,000
Subsequent Event [Member] | Promissory Note 1 [member]
Subsequent Event [Line Items]
Extension fees payment				$ 300,000
Promissory note bears interest percentage				6.00%